CONTRACTUAL COMMITMENTS AND GUARANTEES - Guarantees (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Guarantee obligations
Gurantee	R$ 33,520,736
Insurance of guarantee
Guarantee obligations
Gurantee	25,625,666
Letters of guarantee
Guarantee obligations
Gurantee	4,372,581
Judicial deposits and garnishments (Note 10)
Guarantee obligations
Gurantee	3,382,987
Property and equipment (Note 13.f)
Guarantee obligations
Gurantee	95,980
Financial investments in guarantee of lawsuits (Note 4)
Guarantee obligations
Gurantee	R$ 43,522